Columbia Funds Series Trust

225 Franklin Street

Boston, MA 02110

October 3, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)

Columbia Large Cap Growth Fund III

(the Fund)

Post-Effective Amendment No. 162
Registration File Nos.: 333-89661; 811-09645

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 162 (Amendment). This Amendment was filed electronically on September 28, 2016.

If you have any questions, please contact either me at (212) 850-1703 or Kayla Sylvia at (617) 385-9539.

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary Columbia Funds Series Trust